CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares [Member] Class B Non-redeemable Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Oct. 11, 2020	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Oct. 11, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(4,244,366)	(4,244,366)
Ending balance at Dec. 31, 2020	$ 791		(26,278,018)	(26,277,227)
Ending balance (in shares) at Dec. 31, 2020	7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Founder Shares	$ (41)		41
Forfeiture of Founder Shares (in shares)	(406,250)
Net income (loss)	$ 0		(2,858,829)	(2,858,829)
Ending balance at Mar. 31, 2021	$ 750		(29,136,806)	(29,136,056)
Ending balance (in shares) at Mar. 31, 2021	7,500,000
Beginning balance at Dec. 31, 2020	$ 791		(26,278,018)	(26,277,227)
Beginning balance (in shares) at Dec. 31, 2020	7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(9,054,665)
Ending balance at Sep. 30, 2021	$ 750		(35,332,642)	(35,331,892)
Ending balance (in shares) at Sep. 30, 2021	7,500,000
Beginning balance at Mar. 31, 2021	$ 750		(29,136,806)	(29,136,056)
Beginning balance (in shares) at Mar. 31, 2021	7,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0		1,875,031	1,875,031
Ending balance at Jun. 30, 2021	$ 750		(27,261,775)	(27,261,025)
Ending balance (in shares) at Jun. 30, 2021	7,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0		(8,070,867)	(8,070,867)
Ending balance at Sep. 30, 2021	$ 750		$ (35,332,642)	$ (35,331,892)
Ending balance (in shares) at Sep. 30, 2021	7,500,000